DIRECTORS' AND SUPERVISORS' REMUNERATION - Five highest paid individuals, Others (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) employee	Dec. 31, 2021 CNY (¥) employee	Dec. 31, 2020 CNY (¥) employee
Significant related party transactions
Number of remaining highest paid individuals other than director and supervisor | employee	2	2	2
Nil to RMB1,000,000
Significant related party transactions
Number of remaining highest paid individuals other than director and supervisor | employee	2	2	2
Minimum | Nil to RMB1,000,000
Significant related party transactions
Remuneration amount for remaining two highest paid individuals | ¥
Maximum | Nil to RMB1,000,000
Significant related party transactions
Remuneration amount for remaining two highest paid individuals | ¥	¥ 1,000,000	¥ 1,000,000	¥ 1,000,000